Summary of Significant Accounting Policies (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 25, 2025	Dec. 03, 2024	Nov. 28, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 31, 2024	Mar. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 05, 2025	Jul. 24, 2025	Jul. 03, 2025	Jun. 04, 2025	May 31, 2025	May 16, 2025	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023	Dec. 09, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective tax rate								(0.78%)	0.00%	(18.43%)		(0.42%)	(22.06%)	(32.48%)	28.61%
Effective statutory tax rate					1.00%			21.00%	21.00%			21.00%		21.00%	21.00%
Unrecognized tax benefits						$ 0		$ 0	$ 0			$ 0		$ 0
Taxes payable						$ 479,279		$ 522,168	$ 479,279			$ 522,168		$ 479,279	$ 529,505
Taxes payable															$ 239,374
Exercised common stock, shares		2,285,056	2,180,738	6,756,695		2,285,056	6,756,695
Common stock redemption amount							$ 69,920,000
Shares issued price per share		$ 11.77	$ 10.82	$ 10.35		$ 11.77								$ 11.77
Aggregate amount		$ 26,890,000	$ 23,600,000			$ 26,890,000
Temporary equity, redemption price per share						$ 11.62		$ 12.81	$ 12.20			$ 12.81		$ 11.62	$ 10.90
Trust account balance								$ 3,730,000				$ 3,730,000
Redeemed stock payable								2,600,000				$ 2,600,000
Excise tax description									Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.			Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. As such, the Company has recorded a 1% Excise Tax liability in the amounts of $1,600,984 and $1,313,485, including interest and penalty of $370,693 and $109,368, respectively, on the consolidated balance sheets as of June 30, 2025 and December 31, 2024. The liability for the excise tax does not impact the unaudited condensed consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available		Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Excise interest								30,437	$ 23,380			$ 53,817		$ 15,847
Excise penalties								$ 67,226	$ 140,282			$ 207,508		$ 93,521
Temporary equity, shares redemption						277,511		72,601	277,511			72,601		277,511	2,562,567
Redeemable noncontrolling interest equity common redemption value			$ 23,600,000	$ 69,920,000
Common stock exercised, shares						3,445,000		3,445,000	3,445,000			3,445,000		3,445,000	3,445,000
Warrant price per share						$ 9.50		$ 9.50	$ 9.50			$ 9.50		$ 9.50
Asset, Held-in-Trust						$ 3,270,000		$ 32,670	$ 3,560,000			$ 32,670		$ 3,270,000						$ 360,000		$ 130,000	$ 130,000	$ 130,000
Excise tax liability						1.00%			1.00%					1.00%
Excise tax liability, value						$ 1,313,485		1,600,984	$ 1,477,147			1,600,984		$ 1,313,485	$ 935,214
Penalties and interest						$ 109,368			163,662					109,368
Interest and penalties								$ 133,677	$ 163,662		$ 2,356	$ 297,339	$ 2,356	$ 121,630	$ 11,888
Extension Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share						$ 11.77								$ 11.77
Public Warrants And Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase stock																									7,242,000
Warrant price per share																									$ 10.00
Antidilutive securities								296,042	289,759		7,242,000	296,042		7,242,000	7,242,000
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Asset, Held-in-Trust																$ 21,780		$ 21,780		$ 360,000	$ 120,000
June Two Thousand And Twenty Five Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised common stock, shares												204,910
Shares issued price per share																			$ 0.15
Temporary equity, redemption price per share								$ 12.77				$ 12.77
Common stock exercised, value												$ 2,600,000
Common stock exercised, shares								72,601				72,601
June Two Thousand And Twenty Five Special Meeting [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised common stock, shares	2,617,281
Temporary equity, redemption price per share	$ 12.77																$ 12.66
Redeeming shareholders paid	$ 2,594,214
Recovery amount	$ 23,067
Recovery per share amount	$ 0.11
December Two Thousand And Twenty Four Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised common stock, shares														2,285,056
Temporary equity, redemption price per share						$ 11.77								$ 11.77
Common stock exercised, value														$ 26,890,000
Asset, Held-in-Trust						$ 3,270,000								$ 3,270,000
December Two Thousand And Twenty Four Extension Overpayment Amount [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share						$ 0.25								$ 0.25
Temporary equity, redemption price per share						11.52								$ 11.52
Redemption overpaid												$ 563,108		$ 397,214
December Two Thousand And Twenty Extension Overpayment Amount [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share						0.25								$ 0.25
Temporary equity, redemption price per share						$ 11.52								$ 11.52